Investment in equity securities / Equity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investment in equity securities / Equity Investments [Abstract]
Investment in Equity Securities with Readily Determinable Fair Values
A summary of the movement in listed equity securities for the years ended December 31, 2024 and 2025 is presented in the table below:

Equity securities
Balance December 31, 2023	$77,089,100
Equity securities acquired	59,903,362
Proceeds from sale of equity securities	(52,940,067)
Net loss on sale of equity securities	(99,238)
Realized foreign exchange loss	(169,881)
Unrealized loss on equity securities revalued at fair value at end of the period	(14,639,422)
Unrealized foreign exchange loss	(24,844)
Balance December 31, 2024	$69,119,010
Equity securities acquired	15,694,496
Proceeds from sale of equity securities	(74,463,553)
Net loss on sale of equity securities	(7,827,960)
Unrealized foreign exchange gain	24,845
Unrealized gain on equity securities revalued at fair value at end of the period	25,212,937
Balance December 31, 2025	$27,759,775

Equity investments without Readily Determinable Fair Values
A summary of the movement in equity investments without readily determinable fair values for the years ended December 31, 2024 and 2025 is presented in the table below:

Equity securities
Balance December 31, 2023	$-
Equity investments acquired (through MPC Capital acquisition)	5,228,041
Dispositions	(248,715)
Net exchange differences	(317,668)
Balance December 31, 2024	$4,661,658
Equity investments transferred	4,249,432
Equity investments purchased	755,128
Unrealized gain	315,447
Impairment loss	(828,558)
Unrealized foreign exchange gain	779,115
Balance December 31, 2025	$9,932,222